Investment in Direct Financing Leases as Included in the Respective Loan Balances (Detail) (KRW) In Millions	Dec. 31, 2010	Dec. 31, 2009
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross lease payments receivable	1,713,416
Estimated unguaranteed residual values	(5,860,279)
Unearned income	(140,998)	(159,802)
Allowance for loan losses	(3,395,864)	(3,637,994)
Lease Financings
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross lease payments receivable	1,713,416	1,734,996
Estimated unguaranteed residual values	20,325	8,522
Unearned income	(155,590)	(183,866)
Loans and Leases Receivable, Gross, Carrying Amount, Total	1,578,151	1,559,652
Less: Deferred loan origination fee	(77)	(523)
Allowance for loan losses	(25,989)	(12,866)
Loans and lease receivables	1,552,085	1,546,263